UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



INVESTMENT COMPANY ACT FILE NUMBER: 811-05759
                                   -------------


                     WEISS, PECK & GREER INTERNATIONAL FUND
               --------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


        ONE NEW YORK PLAZA, NEW YORK, NY                     10004
       ----------------------------------------            ----------
       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)            (ZIP CODE)


                                 JOSEPH REARDON
                         WEISS, PECK & GREER INVESTMENTS
                          ONE NEW YORK PLAZA 31st FLOOR
                               NEW YORK, NY 10004
                     ---------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                 (212) 908-9882
              ----------------------------------------------------
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)



DATE OF FISCAL YEAR END:  12/31
                         --------

DATE OF REPORTING PERIOD:  7/1/03 - 6/30/04
                         --------------------


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ITEM 1.  PROXY VOTING RECORD:




--------------------------------------------------------------------------------
NO VOTING RECORDS
--------------------------------------------------------------------------------





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                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.



WEISS, PECK & GREER INTERNATIONAL FUND
---------------------------------------
(COMPANY NAME)



BY:  /S/ DANIEL VANDIVORT
     --------------------------------
     PRINCIPAL EXECUTIVE OFFICER



DATE: 11/10/04
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